Submission	Jul. 27, 2026
Submission [Line Items]
Central Index Key	0001989393
Registrant Name	Partners Group Next Generation Infrastructure, LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A